American Funds Balanced Allocation Portfolio Annual Fund Operating Expenses - American Funds Balanced Allocation Portfolio	Dec. 31, 2025
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.66%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.96%